Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)		Mar. 31, 2019	Dec. 31, 2018
Current Assets
Cash		$ 64,533	$ 233,843
Accounts and grants receivable		1,007,443	913,458
Prepaid and other receivables		87,198	101,539
		1,159,174	1,248,840
Non-Current Assets
Property and equipment		49,189	53,164
TOTAL ASSETS		1,208,363	1,302,004
Current Liabilities
Accounts payable		286,745	312,034
Accrued liabilities		223,722	167,558
Contract liability		230,175	217,259
Lease inducement		43,656	46,559
Loans payable	[1]	166,612
TOTAL LIABILITIES		950,910	743,410
Equity
Share capital		21,914,722	21,914,722
Share-based payment reserve		3,982,925	3,955,167
Accumulated other comprehensive income		(285,622)	(271,245)
Deficit		(25,354,572)	(25,040,050)
TOTAL EQUITY		257,453	558,594
TOTAL EQUITY AND LIABILITIES		$ 1,208,363	$ 1,302,004

[1]	The Company received an unsecured bridge loan in the first quarter of 2019. Included in loans payable are loans amounting to $161,612 (2018 $550,000) to related parties as disclosed in Note 18.